CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2011	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2011	Jul. 31, 2010
Sales	$ 458,040	$ 458,813	$ 781,780	$ 1,268,148	$ 607,759	$ 2,203,161	$ 1,065,801	$ 2,984,941	$ 3,263,786	$ 3,540,104
Cost of sales	161,586	189,763	396,000	503,107	263,709	997,399	425,295	1,400,297	1,553,858	1,763,974
Gross profits	296,454	269,050	385,780	765,041	344,050	1,205,762	640,506	1,584,644	1,709,928	1,776,130
Operating Expenses
Depreciation	1,496	1,602	1,709	1,102	3,394	2,205	4,891	3,913	5,756	2,876
Professional fees	78,170	59,410	70,095	58,758	328,573	97,692	406,743	167,787	217,356	287,550
Selling and general expenses	197,919	247,424	356,916	417,216	543,904	785,613	741,823	1,135,630	1,612,446	1,427,013
Total operating expenses	277,585	308,436	428,720	477,076	875,871	885,510	1,153,457	1,307,330	1,835,558	1,717,439
Income (loss) from operations	18,869	(39,386)	(42,940)	287,965	(531,821)	320,252	(512,951)	277,314	(125,630)	58,691
Other income (expense)
Other income and expense, net	0	0	(2,154)	(34,073)	2,696	(46,425)	2,696	(48,578)	(34,998)	12,940
Interest expense, net	1	9	(7,823)	(6,908)	(3,084)	(12,519)	(3,083)	(20,342)	(25,172)	(17,700)
Net other income (expense)	1	9	(9,977)	(40,981)	(388)	(58,944)	(387)	(68,920)	(60,170)	(4,760)
Total income (loss) before income taxes	18,870	(39,377)	(52,917)	246,984	(532,209)	261,308	(513,338)	208,394	(185,800)	53,931
Income taxes	0	0	0	0	0	0	0	0	1,600	5,050
Net income (loss)	$ 18,870	$ (39,377)	$ (52,917)	$ 246,984	$ (532,209)	$ 261,308	$ (513,338)	$ 208,394	$ (187,400)	$ 48,881
Net income (loss) per share - basic (in dollars per share)	$ 0.002	$ (0.006)	$ (0.001)	$ 0.038	$ (0.078)	$ 0.040	$ (0.073)	$ 0.004	$ (0.004)	$ 0.002
Net income (loss) per share - diluted (in dollars per share)	$ 0.001	$ (0.002)	$ (0.001)	$ 0.036	$ (0.032)	$ 0.038	$ (0.031)	$ 0.004	$ (0.003)	$ 0.002
Weighted average shares outstanding - basic (in shares)	8,425,682	7,010,000	51,956,015	6,475,000	6,799,202	6,475,000	7,050,365	51,834,670	52,577,449	25,471,154
Weighted average shares outstanding - diluted (in shares)	18,088,170	16,672,488	54,556,015	6,800,000	16,461,690	6,800,000	16,712,853	54,434,670	56,744,116	28,071,154